UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22729

The Eudora Funds

(Exact Name of Registrant as Specified in Charter)

8 West 40th Street, 4th Floor

New York, NY 10018

(Address of Principal Executive Offices)(Zip Code)

CT Corporation System

1300 East 9th Street

Cleveland, OH 44114

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

 Thompson Hine LLP

41 S. High Street, 17th Floor

 Columbus, Ohio 43215

Registrant’s Telephone Number, including Area Code:  (347) 559-6565

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Eudora Fund
	Schedule of Investments
	January 31, 2015 (Unaudited)

Shares		Value

COMMON STOCK - 71.69%

Biotech & Pharmaceuticals - 7.53%
20,000	Teva Pharmaceutical Industries, Ltd. ADR (b)	$ 1,137,200

Consumer Finance - 4.80%
76,105	The J.G. Wentworth Co. *	725,281

Energy Equipment & Services - 4.07%
8,539	SEACOR Holdings, Inc. (b) *	614,381

Farm Machinery & Equipment - 6.41%
11,200	Lindsay Corp. (a)	967,904

In Vitro & In Vivo Diagnostic Substances - 0.35%
26,000	OncoGenex Pharmaceuticals, Inc. *	52,260

Media Content - 8.70%
118,800	TechTarget, Inc. *	1,312,740

Metals & Mining - 4.94%
5,100	Agnico-Eagle Mines Ltd. (Canada)	171,972
17,000	Eldorado Gold Corp.	81,260
4,000	Goldcorp, Inc. (Canada)	96,120
20,000	Newcrest Mining, Ltd. *	211,149
1,700	Randgold Resources Ltd. ADR	144,942
10,000	Yamana Gold, Inc.	41,100
		746,543
Oil & Gas - 1.98%
22,750	Gazprom OAO ADR	92,137
26,500	Rosneft Oil Co. OAO (Russia)	86,072
3,050	Lukoil OAO ADR	120,170
		298,379
Optical Instruments & Lenses - 5.30%
46,516	II-VI, Inc. *	799,610

Radio & TV Broadcasting & Communications Equipment - 6.46%
127,500	Harmonic, Inc. *	975,375

Services-Management Consulting Services - 0.90%
33,873	Information Services Group, Inc.	136,169

Surety Insurance - 2.01%
12,400	Ambac Financial Group, Inc. *	303,180

Telephone Communications (No Radio Telephone) - 14.09%
23,900	Interxion Holding N.V. (Netherlands) (c) *	652,231
113,500	Telecity Group, Plc. (United Kingdom)	1,475,004
		2,127,235
Trading Companies & Distributors - 4.15%
58,000	MRC Global, Inc. *	626,980

TOTAL FOR COMMON STOCK (Cost $9,550,376) - 71.69%		10,823,237

REAL ESTATE INVESTMENT TRUSTS - 4.46%
63,700	Annaly Capital Management, Inc.	672,672

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $728,294) - 4.46%		672,672

PREFERRED STOCKS - 0.49%
2,900	Winthrop Realty Trust , Inc., 7.75%, 08/15/2022	73,921

TOTAL FOR PREFERRED STOCKS (Cost $75,672) - 0.49%		73,921

SHORT-TERM INVESTMENTS - 20.26%
3,059,271	Federated US Treasury Cash Reserve Fund-Service Shares **0% (Cost $3,059,271)	3,059,271

TOTAL INVESTMENTS (Cost $13,413,613) - 96.90%		14,629,101

OTHER ASSETS LESS LIABILITIES - 3.10%		468,044

NET ASSETS - 100.00%		$ 15,097,145

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at January 31, 2015.
(a) 6,000 shares held as collateral against short positions.
(b)5,000 shares held as collateral against short positions.
(c)10,000 shares held as collateral against short positions.

NOTES TO FINANCIAL STATEMENTS
The Eudora Fund
1. SECURITY TRANSACTIONS

At January 31, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,413,613 amounted to $1,350,732, which consisted of aggregate gross unrealized appreciation of $2,135,459 and aggregate gross unrealized depreciation of $784,727.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to the valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$10,823,237	$0	$0	$10,823,237
Preferred Stock	$73,921	$0	$0	$73,921
Real Estate Investment Trusts	$672,672	$0	$0	$672,672
Cash Equivalents	$3,059,271	$0	$0	$3,059,271
Total	$14,629,101	$0	$0	$14,629,101

	The Eudora Fund
	Schedule of Securities Sold Short
	January 31, 2015 (Unaudited)

COMMON STOCK

Banking
5,000	Australia & New Zealand Banking (Australia) *	$ 128,465
11,153	Bank of Queensland, Ltd. (Australia)	108,630
4,500	Commonwealth Bank of Australia (Australia)	312,975
5,000	National Bank FPO (Australia)	138,703
9,500	Westpac Banking Corp. (Australia)	254,882
		943,655
Banking
40,000	Fortescue Metal Group, Ltd.	73,498

TOTAL FOR COMMON STOCK (Cost $1,245,825) - 6.74%		1,017,153

Exchange Traded Funds
1,700	SPDR S&P Biotech ETF	339,405

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $290,894) - 2.25%		339,405

Valuation Inputs of Short Sales	Level 1	Level 2	Level 3	Total
Common Stock	$1,017,153	$0	$0	$1,017,153
Exchange Traded Funds	$339,405	$0	$0	$339,405
Total	$1,356,558	$0	$0	$1,356,558

The Eudora Fund
Schedule of Options
January 31, 2015 (Unaudited)

CALL OPTIONS WRITTEN *

Underlying Security
Expiration Date/Exercise Price

Shares Subject		Value
to Call
Russell 2000 Index
1,100	March 2015 Call @ $700.00	$ 524,535

S&P 500 Index
200	March 2015 Call @ $1000.00	201,400

Total (Premiums Received $668,060)		$ 725,935

Valuation Inputs of Options	Level 1	Level 2	Level 3	Total
Options	$725,935	$0	$0	$725,935
Total	$725,935	$0	$0	$725,935

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Eudora Funds

By /s/ David Cohen

 David Cohen

 Trustee

Date: March 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David Cohen

David Cohen

Trustee

Date March 19, 2015